Net Periodic Benefit Credit or Cost Not Yet Recognized (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit) - Gross	$ 425	$ 1,028
Actuarial (gain) loss - Gross	218,056	178,770
Transition asset - Gross	(7)	(8)
Total - Gross	218,474	179,790
Prior service cost (credit) - Net of tax	261	628
Actuarial (gain) loss - Net of tax	133,083	108,874
Transition asset - Net of tax	(4)	(5)
Total - Net of tax	133,340	109,497
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit) - Gross	(4,153)	(4,786)
Actuarial (gain) loss - Gross	(3,857)	(5,050)
Total - Gross	(8,010)	(9,836)
Prior service cost (credit) - Net of tax	(2,551)	(2,924)
Actuarial (gain) loss - Net of tax	(2,369)	(3,086)
Total - Net of tax	$ (4,920)	$ (6,010)